Earnings (Loss) Per Share (FY) (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per unit, basic (in usd per share)	$ (0.61)	$ 0	$ (0.61)	$ 0	$ 0	$ 0	$ 0
Earnings (loss) per unit, diluted (in usd per share)	$ (0.61)	$ 0	$ (0.61)	$ 0	$ 0	$ 0	$ 0